SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES ON A NONRECURRING BASIS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds		$ 45,102	$ 55,216
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds		45,102	55,216
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	$ 10,114	10,114
Total debt investments	10,114	10,114
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member] | Series A Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-recurring fair value	5,168,609
Total non-recurring fair value	5,168,609
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member] | Series A Preferred Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-recurring fair value	482,701
Total non-recurring fair value	$ 482,701